PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2025	2024
Property and equipment	$610,354	$1,125,013
Leasehold improvements	–	46,934
Property and equipment at cost	610,354	1,171,947
Less - accumulated depreciation	(63,907)	(472,965)
Property and equipment, net	$546,447	$698,982

Depreciation expenses was $85,198 and $128,489 for the years ended December 31, 2025 and 2024, respectively.